Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 12, 2019
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 12, 2019
Document Effective Date	Apr. 12, 2019
Prospectus Date	Sep. 28, 2018
MFS® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	MEMAX
MFS® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	MEMBX
MFS® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	MEMCX
MFS® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	MEMIX
MFS® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	MEMRX
MFS® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	MEMFX
MFS® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	MEMGX
MFS® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	MEMHX
MFS® Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	MEMJX